Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	3,332,780	$365,139,377

Total Investment Companies
(Cost: $355,974,664)		365,139,377

Short-Term Securities

Money Market Funds — 49.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	172,427,466	172,496,437
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	12,340,000	12,340,000

Total Short-Term Securities — 49.2%
(Cost: $184,822,648)		184,836,437

Total Investments in Securities — 146.3%
(Cost: $540,797,312)		549,975,814

Liabilities in Excess of Other Assets — (46.3)%		(174,157,773)

Net Assets — 100.0%		$375,818,041

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,796,134	$64,716,640	(a)	$—		$(21,636)	$5,299	$172,496,437	172,427,466	$637,334	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,240,000	—		(2,900,000	)(a)	—	—	12,340,000	12,340,000	471,298		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	240,053,877	127,951,556		(30,407,770)		(805,409)	28,347,123	365,139,377	3,332,780	9,742,843		—
						$(827,045)	$28,352,422	$549,975,814		$10,851,475		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
0.40%	Annual	5.38%	Annual	N/A	10/19/25	USD	10,900	$529,167	$(24,410)	$553,577
		1-Day SOFR,
4.46%	Annual	5.38%	Annual	N/A	03/07/26	USD	1,000	(2,240)	4	(2,244)
		1-Day SOFR,
4.94%	Annual	5.38%	Annual	N/A	05/03/26	USD	2,000	(23,785)	8	(23,793)
		1-Day SOFR,
1.00%	Annual	5.38%	Annual	N/A	12/07/26	USD	3,800	254,250	18	254,232
		1-Day SOFR,
0.49%	Annual	5.38%	Annual	N/A	09/22/27	USD	55,232	5,418,273	(71,926)	5,490,199
		1-Day SOFR,
3.54%	Annual	5.38%	Annual	N/A	05/24/28	USD	1,500	10,730	11	10,719
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	07/13/28	USD	2,300	(24,297)	18	(24,315)
		1-Day SOFR,
4.05%	Annual	5.38%	Annual	N/A	08/31/28	USD	800	(10,314)	7	(10,321)
		1-Day SOFR,
1.19%	Annual	5.38%	Annual	N/A	10/20/28	USD	22,300	2,167,281	176	2,167,105
		1-Day SOFR,
4.53%	Annual	5.38%	Annual	N/A	10/30/28	USD	2,000	(64,399)	17	(64,416)
		1-Day SOFR,
4.32%	Annual	5.38%	Annual	N/A	11/08/28	USD	2,000	(48,638)	17	(48,655)
		1-Day SOFR,
4.15%	Annual	5.38%	Annual	N/A	11/22/28	USD	4,000	(72,156)	34	(72,190)
		1-Day SOFR,
3.93%	Annual	5.38%	Annual	N/A	12/14/28	USD	900	(8,596)	8	(8,604)
		1-Day SOFR,
3.58%	Annual	5.38%	Annual	N/A	12/28/28	USD	800	3,295	7	3,288
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	01/12/29	USD	2,000	(1,238)	18	(1,256)
		1-Day SOFR,
3.79%	Annual	5.38%	Annual	N/A	01/25/29	USD	4,000	(17,481)	35	(17,516)
		1-Day SOFR,
3.86%	Annual	5.38%	Annual	N/A	02/14/29	USD	500	(3,875)	5	(3,880)
		1-Day SOFR,
3.97%	Annual	5.38%	Annual	N/A	02/20/29	USD	3,500	(43,386)	31	(43,417)
		1-Day SOFR,
3.84%	Annual	5.38%	Annual	N/A	03/11/29	USD	2,000	(14,186)	18	(14,204)
		1-Day SOFR,
3.97%	Annual	5.38%	Annual	N/A	04/02/29	USD	1,000	(12,726)	9	(12,735)
		1-Day SOFR,
4.14%	Annual	5.38%	Annual	N/A	04/09/29	USD	2,000	(39,998)	(44)	(39,954)
		1-Day SOFR,
4.37%	Annual	5.38%	Annual	N/A	04/25/29	USD	3,500	(107,067)	32	(107,099)
		1-Day SOFR,
4.25%	Annual	5.38%	Annual	N/A	05/07/29	USD	2,000	(51,082)	18	(51,100)
		1-Day SOFR,
4.28%	Annual	5.38%	Annual	N/A	05/14/29	USD	2,000	(53,868)	19	(53,887)
		1-Day SOFR,
4.17%	Annual	5.38%	Annual	N/A	05/20/29	USD	2,000	(44,317)	19	(44,336)
		1-Day SOFR,
4.10%	Annual	5.38%	Annual	N/A	06/06/29	USD	2,000	(39,378)	19	(39,397)
		1-Day SOFR,
3.98%	Annual	5.38%	Annual	N/A	06/27/29	USD	3,000	(44,488)	29	(44,517)
		1-Day SOFR,
0.78%	Annual	5.38%	Annual	N/A	10/19/30	USD	25,400	3,989,172	(372,150)	4,361,322

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
1.22%	Annual	5.38%	Annual	N/A	02/12/31	USD	13,180	$1,827,480	$137,554	$1,689,926
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	02/20/31	USD	2,000	(33,442)	26	(33,468)
		1-Day SOFR,
3.80%	Annual	5.38%	Annual	N/A	03/07/31	USD	2,000	(21,232)	26	(21,258)
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	03/11/31	USD	1,000	(8,075)	13	(8,088)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	03/28/31	USD	1,000	(17,009)	13	(17,022)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	04/02/31	USD	1,000	(14,877)	13	(14,890)
		1-Day SOFR,
4.04%	Annual	5.38%	Annual	N/A	04/11/31	USD	2,000	(49,692)	26	(49,718)
		1-Day SOFR,
4.27%	Annual	5.38%	Annual	N/A	04/15/31	USD	1,200	(45,985)	15	(46,000)
		1-Day SOFR,
4.28%	Annual	5.38%	Annual	N/A	04/25/31	USD	1,200	(47,174)	16	(47,190)
		1-Day SOFR,
4.32%	Annual	5.38%	Annual	N/A	05/03/31	USD	1,000	(41,849)	13	(41,862)
		1-Day SOFR,
4.17%	Annual	5.38%	Annual	N/A	05/07/31	USD	1,500	(49,226)	20	(49,246)
		1-Day SOFR,
4.14%	Annual	5.38%	Annual	N/A	05/13/31	USD	1,000	(31,114)	13	(31,127)
		1-Day SOFR,
4.18%	Annual	5.38%	Annual	N/A	05/14/31	USD	1,400	(47,421)	19	(47,440)
		1-Day SOFR,
4.07%	Annual	5.38%	Annual	N/A	05/20/31	USD	1,000	(27,024)	14	(27,038)
		1-Day SOFR,
4.30%	Annual	5.38%	Annual	N/A	05/31/31	USD	600	(24,555)	8	(24,563)
		1-Day SOFR,
4.00%	Annual	5.38%	Annual	N/A	06/06/31	USD	2,000	(46,705)	27	(46,732)
		1-Day SOFR,
4.09%	Annual	5.38%	Annual	N/A	07/03/31	USD	2,500	(72,498)	34	(72,532)
		1-Day SOFR,
1.03%	Annual	5.38%	Annual	N/A	08/23/31	USD	1,000	160,217	12	160,205
		1-Day SOFR,
1.28%	Annual	5.38%	Annual	N/A	08/23/31	USD	5,000	723,883	(82,686)	806,569
		1-Day SOFR,
1.24%	Annual	5.38%	Annual	N/A	12/15/31	USD	18,300	2,789,213	238	2,788,975
		1-Day SOFR,
1.28%	Annual	5.38%	Annual	N/A	12/17/31	USD	3,100	465,828	41	465,787
		1-Day SOFR,
3.42%	Annual	5.38%	Annual	N/A	05/24/33	USD	1,000	15,224	15	15,209
		1-Day SOFR,
3.55%	Annual	5.38%	Annual	N/A	07/05/33	USD	1,500	7,936	22	7,914
		1-Day SOFR,
3.56%	Annual	5.38%	Annual	N/A	07/18/33	USD	1,500	6,816	23	6,793
		1-Day SOFR,
4.08%	Annual	5.38%	Annual	N/A	09/22/33	USD	600	(21,166)	10	(21,176)
		1-Day SOFR,
4.30%	Annual	5.38%	Annual	N/A	10/17/33	USD	1,000	(52,608)	16	(52,624)
		1-Day SOFR,
4.07%	Annual	5.38%	Annual	N/A	11/22/33	USD	1,000	(34,906)	17	(34,923)
		1-Day SOFR,
3.51%	Annual	5.38%	Annual	N/A	12/28/33	USD	800	7,386	13	7,373
		1-Day SOFR,
3.65%	Annual	5.38%	Annual	N/A	01/12/34	USD	400	(812)	7	(819)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	01/24/34	USD	2,000	$(15,507)	$33	$(15,540)
		1-Day SOFR,
3.77%	Annual	5.38%	Annual	N/A	01/25/34	USD	1,000	(11,700)	16	(11,716)
		1-Day SOFR,
3.66%	Annual	5.38%	Annual	N/A	02/06/34	USD	2,500	(7,191)	41	(7,232)
		1-Day SOFR,
3.80%	Annual	5.38%	Annual	N/A	02/14/34	USD	700	(9,609)	11	(9,620)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	02/26/34	USD	1,000	(25,889)	16	(25,905)
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	03/07/34	USD	1,300	(13,294)	22	(13,316)
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	03/11/34	USD	1,000	(6,882)	17	(6,899)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	03/28/34	USD	1,000	(19,724)	17	(19,741)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	04/02/34	USD	1,200	(18,732)	20	(18,752)
		1-Day SOFR,
3.99%	Annual	5.38%	Annual	N/A	04/11/34	USD	1,000	(29,119)	16	(29,135)
		1-Day SOFR,
4.19%	Annual	5.38%	Annual	N/A	04/15/34	USD	1,300	(59,468)	22	(59,490)
		1-Day SOFR,
4.22%	Annual	5.38%	Annual	N/A	04/25/34	USD	900	(43,633)	15	(43,648)
		1-Day SOFR,
4.27%	Annual	5.38%	Annual	N/A	05/03/34	USD	1,000	(52,569)	17	(52,586)
		1-Day SOFR,
4.13%	Annual	5.38%	Annual	N/A	05/07/34	USD	1,000	(40,568)	17	(40,585)
		1-Day SOFR,
4.09%	Annual	5.38%	Annual	N/A	05/13/34	USD	1,000	(37,599)	17	(37,616)
		1-Day SOFR,
4.13%	Annual	5.38%	Annual	N/A	05/14/34	USD	800	(32,899)	14	(32,913)
		1-Day SOFR,
3.96%	Annual	5.38%	Annual	N/A	06/06/34	USD	1,000	(26,846)	17	(26,863)
		1-Day SOFR,
3.90%	Annual	5.38%	Annual	N/A	06/07/34	USD	1,000	(22,445)	17	(22,462)
		1-Day SOFR,
4.06%	Annual	5.38%	Annual	N/A	07/03/34	USD	2,000	(71,428)	35	(71,463)
		1-Day SOFR,
0.91%	Annual	5.38%	Annual	N/A	09/25/35	USD	26,000	6,489,158	(524,345)	7,013,503
		1-Day SOFR,
1.35%	Annual	5.38%	Annual	N/A	12/15/36	USD	6,400	1,464,984	115	1,464,869
		1-Day SOFR,
3.53%	Annual	5.38%	Annual	N/A	07/18/38	USD	1,000	16,313	20	16,293
		1-Day SOFR,
3.94%	Annual	5.38%	Annual	N/A	09/07/38	USD	500	(14,134)	11	(14,145)
		1-Day SOFR,
4.14%	Annual	5.38%	Annual	N/A	11/20/38	USD	800	(40,574)	16	(40,590)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	01/25/39	USD	600	(9,541)	13	(9,554)
		1-Day SOFR,
3.81%	Annual	5.38%	Annual	N/A	02/07/39	USD	500	(6,967)	10	(6,977)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	02/14/39	USD	500	(7,806)	11	(7,817)
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	03/07/39	USD	500	(3,922)	10	(3,932)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	03/11/39	USD	500	(2,033)	10	(2,043)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.88%	Annual	5.38%	Annual	N/A	03/28/39	USD	700	$(15,205)	$14	$(15,219)
		1-Day SOFR,
3.83%	Annual	5.38%	Annual	N/A	04/02/39	USD	400	(6,384)	9	(6,393)
		1-Day SOFR,
4.18%	Annual	5.38%	Annual	N/A	04/15/39	USD	1,000	(55,217)	21	(55,238)
		1-Day SOFR,
4.21%	Annual	5.38%	Annual	N/A	04/25/39	USD	400	(23,747)	8	(23,755)
		1-Day SOFR,
4.24%	Annual	5.38%	Annual	N/A	05/03/39	USD	700	(44,141)	15	(44,156)
		1-Day SOFR,
4.08%	Annual	5.38%	Annual	N/A	05/13/39	USD	1,000	(45,006)	21	(45,027)
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	05/20/39	USD	500	(18,398)	10	(18,408)
		1-Day SOFR,
4.23%	Annual	5.38%	Annual	N/A	05/31/39	USD	300	(18,579)	6	(18,585)
		1-Day SOFR,
3.90%	Annual	5.38%	Annual	N/A	06/07/39	USD	700	(16,871)	15	(16,886)
		1-Day SOFR,
4.07%	Annual	5.38%	Annual	N/A	07/03/39	USD	1,000	(43,213)	21	(43,234)
		1-Day SOFR,
1.11%	Annual	5.38%	Annual	N/A	10/19/40	USD	20,700	6,514,977	359,344	6,155,633
		1-Day SOFR,
3.47%	Annual	5.38%	Annual	N/A	07/18/43	USD	1,200	36,267	32	36,235
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	08/31/43	USD	1,000	(11,854)	27	(11,881)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	12/14/43	USD	500	(8,358)	14	(8,372)
		1-Day SOFR,
3.52%	Annual	5.38%	Annual	N/A	12/28/43	USD	1,000	24,158	27	24,131
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	01/24/44	USD	1,000	(9,246)	28	(9,274)
		1-Day SOFR,
3.79%	Annual	5.38%	Annual	N/A	02/07/44	USD	500	(7,007)	14	(7,021)
		1-Day SOFR,
3.80%	Annual	5.38%	Annual	N/A	02/14/44	USD	500	(7,718)	14	(7,732)
		1-Day SOFR,
3.93%	Annual	5.38%	Annual	N/A	02/26/44	USD	500	(16,190)	13	(16,203)
		1-Day SOFR,
3.78%	Annual	5.38%	Annual	N/A	03/15/44	USD	500	(6,044)	14	(6,058)
		1-Day SOFR,
3.88%	Annual	5.38%	Annual	N/A	03/28/44	USD	700	(18,415)	19	(18,434)
		1-Day SOFR,
3.80%	Annual	5.38%	Annual	N/A	04/02/44	USD	300	(4,346)	8	(4,354)
		1-Day SOFR,
3.94%	Annual	5.38%	Annual	N/A	04/11/44	USD	500	(17,423)	14	(17,437)
		1-Day SOFR,
4.12%	Annual	5.38%	Annual	N/A	04/15/44	USD	400	(23,674)	11	(23,685)
		1-Day SOFR,
4.17%	Annual	5.38%	Annual	N/A	04/25/44	USD	600	(39,766)	17	(39,783)
		1-Day SOFR,
4.05%	Annual	5.38%	Annual	N/A	05/13/44	USD	500	(25,006)	14	(25,020)
		1-Day SOFR,
4.08%	Annual	5.38%	Annual	N/A	05/14/44	USD	400	(22,004)	11	(22,015)
		1-Day SOFR,
4.01%	Annual	5.38%	Annual	N/A	05/23/44	USD	400	(17,771)	11	(17,782)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	06/06/44	USD	500	(15,749)	14	(15,763)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	06/07/44	USD	800	$(19,700)	$22	$(19,722)
		1-Day SOFR,
4.03%	Annual	5.38%	Annual	N/A	07/03/44	USD	700	(33,944)	19	(33,963)
		1-Day SOFR,
0.86%	Annual	5.38%	Annual	N/A	03/30/45	USD	19,747	8,014,225	115,156	7,899,069
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	01/12/49	USD	400	1,903	13	1,890
		1-Day SOFR,
3.68%	Annual	5.38%	Annual	N/A	01/19/49	USD	550	(4,313)	17	(4,330)
		1-Day SOFR,
3.71%	Annual	5.38%	Annual	N/A	02/07/49	USD	500	(6,572)	16	(6,588)
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	02/14/49	USD	1,000	(15,382)	32	(15,414)
		1-Day SOFR,
3.69%	Annual	5.38%	Annual	N/A	03/15/49	USD	400	(4,012)	13	(4,025)
		1-Day SOFR,
3.81%	Annual	5.38%	Annual	N/A	03/25/49	USD	300	(8,832)	10	(8,842)
		1-Day SOFR,
3.77%	Annual	5.38%	Annual	N/A	03/28/49	USD	500	(11,098)	16	(11,114)
		1-Day SOFR,
3.84%	Annual	5.38%	Annual	N/A	04/04/49	USD	500	(17,443)	16	(17,459)
		1-Day SOFR,
4.00%	Annual	5.38%	Annual	N/A	05/07/49	USD	300	(18,159)	10	(18,169)
		1-Day SOFR,
3.95%	Annual	5.38%	Annual	N/A	05/13/49	USD	500	(26,528)	16	(26,544)
		1-Day SOFR,
3.89%	Annual	5.38%	Annual	N/A	05/20/49	USD	400	(16,871)	13	(16,884)
		1-Day SOFR,
3.92%	Annual	5.38%	Annual	N/A	05/23/49	USD	1,000	(47,255)	32	(47,287)
		1-Day SOFR,
1.06%	Annual	5.38%	Annual	N/A	09/18/50	USD	16,655	7,089,836	(404,554)	7,494,390
		1-Day SOFR,
1.18%	Annual	5.38%	Annual	N/A	10/19/50	USD	14,550	5,898,576	1,098,344	4,800,232
		1-Day SOFR,
1.29%	Annual	5.38%	Annual	N/A	12/07/51	USD	3,700	1,470,735	123	1,470,612
		1-Day SOFR,
3.13%	Annual	5.38%	Annual	N/A	06/27/53	USD	900	67,674	27	67,647
		1-Day SOFR,
3.18%	Annual	5.38%	Annual	N/A	07/05/53	USD	1,200	80,751	37	80,714
		1-Day SOFR,
3.27%	Annual	5.38%	Annual	N/A	07/07/53	USD	1,000	52,378	35	52,343
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	09/22/53	USD	1,000	(31,601)	35	(31,636)
		1-Day SOFR,
3.87%	Annual	5.38%	Annual	N/A	09/26/53	USD	350	(19,225)	12	(19,237)
		1-Day SOFR,
3.96%	Annual	5.38%	Annual	N/A	09/28/53	USD	500	(35,586)	18	(35,604)
		1-Day SOFR,
3.35%	Annual	5.38%	Annual	N/A	12/28/53	USD	700	26,205	25	26,180
		1-Day SOFR,
3.52%	Annual	5.38%	Annual	N/A	01/12/54	USD	500	3,537	17	3,520
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	01/19/54	USD	550	(4,075)	20	(4,095)
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	01/25/54	USD	700	(13,808)	25	(13,833)
		1-Day SOFR,
3.51%	Annual	5.38%	Annual	N/A	02/06/54	USD	600	4,776	21	4,755

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination		Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
		1-Day SOFR,
3.61%	Annual	5.38%	Annual	N/A	02/07/54	USD	700	$(7,079)	$24	$(7,103)
		1-Day SOFR,
3.64%	Annual	5.38%	Annual	N/A	02/14/54	USD	600	(9,253)	21	(9,274)
		1-Day SOFR,
3.74%	Annual	5.38%	Annual	N/A	02/26/54	USD	300	(9,992)	11	(10,003)
		1-Day SOFR,
3.53%	Annual	5.38%	Annual	N/A	03/07/54	USD	350	1,652	13	1,639
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	03/15/54	USD	900	(7,202)	32	(7,234)
		1-Day SOFR,
3.72%	Annual	5.38%	Annual	N/A	03/25/54	USD	400	(11,958)	14	(11,972)
		1-Day SOFR,
3.67%	Annual	5.38%	Annual	N/A	03/28/54	USD	200	(4,252)	7	(4,259)
		1-Day SOFR,
3.70%	Annual	5.38%	Annual	N/A	03/28/54	USD	600	(15,633)	21	(15,654)
		1-Day SOFR,
3.61%	Annual	5.38%	Annual	N/A	04/02/54	USD	200	(2,105)	7	(2,112)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	04/04/54	USD	500	(17,365)	18	(17,383)
		1-Day SOFR,
3.91%	Annual	5.38%	Annual	N/A	04/15/54	USD	1,200	(77,348)	43	(77,391)
		1-Day SOFR,
3.99%	Annual	5.38%	Annual	N/A	05/03/54	USD	500	(39,653)	18	(39,671)
		1-Day SOFR,
3.99%	Annual	5.38%	Annual	N/A	05/03/54	USD	500	(39,880)	18	(39,898)
		1-Day SOFR,
3.85%	Annual	5.38%	Annual	N/A	05/13/54	USD	850	(46,782)	30	(46,812)
		1-Day SOFR,
3.79%	Annual	5.38%	Annual	N/A	05/20/54	USD	300	(12,836)	11	(12,847)
		1-Day SOFR,
3.82%	Annual	5.38%	Annual	N/A	05/23/54	USD	600	(28,982)	21	(29,003)
		1-Day SOFR,
3.99%	Annual	5.38%	Annual	N/A	05/31/54	USD	200	(15,955)	7	(15,962)
		1-Day SOFR,
3.68%	Annual	5.38%	Annual	N/A	06/07/54	USD	500	(11,837)	18	(11,855)
		1-Day SOFR,
3.85%	Annual	5.38%	Annual	N/A	07/03/54	USD	500	(27,047)	17	(27,064)
								$52,332,397	$233,599	$52,098,798

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$365,139,377	$—	$—	$365,139,377
Short-Term Securities
Money Market Funds	184,836,437	—	—	184,836,437
	$549,975,814	$—	$—	$549,975,814
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$55,402,848	$—	$55,402,848
Liabilities
Interest Rate Contracts	—	(3,304,050)	—	(3,304,050)
	$—	$52,098,798	$—	$52,098,798

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate